SCHEDULE OF CURRENT INCOME TAX EXPENSES (Details) - SGD ($)	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Notes and other explanatory information [abstract]
Current tax liability			$ 653